Shareholder Report, Average Annual Return (Details) 197770_STF Tactical Growth ETF_TF_TSR Annual {TF}	12 Months Ended	46 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
STF Tactical Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STF Tactical Growth ETF NAV
Average Annual Return, Percent	22.24%	13.33%
S&P 500 TR_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	15.75%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	2.58%
60% S&P 500 /40% Bloomberg US Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 /40% Bloomberg US Aggregate Blend
Average Annual Return, Percent	12.35%	10.50%